Inventoried Costs, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Northrop Grumman Shipbuilding [Member]
Inventoried Costs, Net

5. INVENTORIED COSTS, NET

Inventoried costs were composed of the following:

$ in millions	September 30 2011	December 31 2010
Production costs of contracts in process	$497	$681
General and administrative expenses	18	7
Progress payments received	(134)	(481)
Raw material inventory	82	86

Total inventoried costs, net	$463	$293

8.	INVENTORIED COSTS, NET

Inventoried costs were composed of the following:

	December 31
$ in millions	2010	2009
Production costs of contracts in process	$681	$1,009
General and administrative expenses	7	14

	688	1,023
Progress payments received	(481)	(811)

	207	212
Raw material inventory	86	86

Total inventoried costs, net	$293	$298